SUBSEQUENT EVENTS (Details) $ in Thousands					1 Months Ended
	Sep. 25, 2025 USD ($)	Aug. 20, 2025 state shares	Jul. 14, 2025 shares	Mar. 27, 2024 shares	Jul. 31, 2025 USD ($) shares
Brale Inc
SUBSEQUENT EVENTS
Number of states with money transmitter licenses | state		45
Common Class A
SUBSEQUENT EVENTS
Number of shares issued during period				2,291,280
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Treasury in SOL		44,378
Treasury value | $	$ 9,393
SUBSEQUENT EVENTS | At-the-Market Offering
SUBSEQUENT EVENTS
Proceeds from issuance of ordinary shares under At-The-Market offering | $					$ 10,566
SUBSEQUENT EVENTS | Common Class A
SUBSEQUENT EVENTS
Shares issued for asset acquisition			45,278,600
SUBSEQUENT EVENTS | Common Class A | At-the-Market Offering
SUBSEQUENT EVENTS
Number of shares issued during period					186,335,000
SUBSEQUENT EVENTS | ADS | At-the-Market Offering
SUBSEQUENT EVENTS
Number of shares issued during period					1,863,350